Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Beginning balance (in shares)	39,614,883	38,011,964	33,660,957
Granted (in shares)	8,799,568	9,941,500	5,087,648
Exercised (in shares)	(14,235,844)	(7,632,431)
Forfeited (in shares)	(1,469,760)	(706,150)	(787,425)
Reclassified from liability award (in shares)			50,784
Ending balance (in shares)	32,708,847	39,614,883	38,011,964	33,660,957
Vested and expected to vest, end of period (in shares)	17,948,942
Exercisable, end of period (in shares)	17,948,942
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.17	$ 0.12	$ 0.11
Granted (in dollars per share)	0.09	0.19	0.24
Forfeited (in dollars per share)	0.13	0.16	0.13
Reclassified to equity classified award (in dollars per share)			0.10
Ending balance (in dollars per share)	0.14	0.17	$ 0.12	$ 0.11
Exercised	0.12	$ 0.12
Vested and expected to vest, end of period (in dollars per share)	0.13
Exercisable, end of period (in dollars per share)	$ 0.13
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	7 years 14 days	8 years 2 months 23 days	7 years 2 months 19 days	7 years 10 months 28 days
Weighted average remaining contractual term, vested and expected to vest	5 years 2 months 15 days
Weighted average remaining contractual term, exercisable	5 years 2 months 15 days
Aggregate Intrinsic Value
Beginning Balance	$ 466,460,320	$ 51,303,638	$ 19,994,575
Aggregate intrinsic value, vested and expected to vest	69,501,801
Aggregate intrinsic value, exercisable	69,501,801
Ending Balance	127,168,263	466,460,320	$ 51,303,638	$ 19,994,575
Exercised	$ 128,514,032,000	$ 43,000,715,000
Weighted Average Grant Date Fair Value
Beginning Balance, weighted average grant date fair value (in dollars per share)	$ 1.08	$ 0.31	$ 0.23
Options granted, weighted-average grant-date fair value per share (in dollars per share)	7.07	3.16	0.86
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	0.71
Options exercisable, weighted average grant date fair value (in dollars per share)	0.71
Ending Balance, weighted average grant date fair value (in dollars per share)	$ 2.78	$ 1.08	$ 0.31	$ 0.23
Liability award – share options
Number of Options
Beginning balance (in shares)	0	0	1,150,784
Granted (in shares)			0
Repurchased (in shares)			(1,100,000)
Forfeited (in shares)			0
Reclassified to equity classified award (in shares)			(50,784)
Ending balance (in shares)	0	0	0	1,150,784
Weighted Average Exercise Price
Beginning balance (in dollars per share)			$ 0.10
Granted (in dollars per share)			0
Forfeited (in dollars per share)			0
Repurchased (in dollars per share)			0.10
Reclassified to equity classified award (in dollars per share)			$ 0.10
Ending balance (in dollars per share)				$ 0.10
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding				5 years 11 months 19 days
Weighted average remaining contractual term, repurchased (in years)			5 years 8 months 1 day
Weighted average remaining contractual term, reclassified to equity classified award (in years)			6 years 9 months 21 days
Aggregate Intrinsic Value
Aggregate intrinsic value, repurchased			$ 818,845
Beginning Balance			689,258
Aggregate intrinsic value, reclassified			$ 37,804
Ending Balance				$ 689,258
Weighted Average Grant Date Fair Value
Beginning Balance, weighted average grant date fair value (in dollars per share)			$ 0.07
Options repurchased, weighted average grant date fair value (in dollars per share)			0.07
Options reclassified to equity classified award, weighted average grant date fair value (in dollars per share)			$ 0.10
Ending Balance, weighted average grant date fair value (in dollars per share)				$ 0.07